Leases (Tables)	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
Summary of Consolidated Statement of Financial Position Amounts Relating to Leases

The consolidated statement of financial position discloses the following amounts relating to leases:

	2022	2021
Right-of-use assets
Land and buildings	87,015	127,773
Plant and machinery	21,583	30,675
Total	108,598	158,448
Lease liabilities
Non-current	82,285	126,516
Current	16,823	16,703
Total	99,108	143,219

	Land and buildings	Plant and machinery	Total
Cost
At January 1, 2021	27,826	22,543	50,369
Increases	113,597	21,526	135,123
Decreases	(934)	(3,556)	(4,490)
Reclassifications	—	485	485
Exchange differences	(1,686)	(1,721)	(3,407)
At December 31, 2021	138,803	39,277	178,080
Increases	12,989	7,305	20,294
Decreases	(4,594)	(2,499)	(7,093)
Assets held for sale (Note 34)	(38,724)	(10,675)	(49,399)
Exchange differences	(8,361)	(2,883)	(11,244)
At December 31, 2022	100,113	30,525	130,638
Accumulated depreciation
At January 1, 2021	(4,673)	(7,593)	(12,266)
Depreciation(1)	(7,507)	(4,982)	(12,489)
Decreases	933	3,175	4,108
Exchange differences	217	798	1,015
At December 31, 2021	(11,030)	(8,602)	(19,632)
Depreciation(2)	(20,029)	(8,147)	(28,176)
Decreases	4,594	2,540	7,134
Assets held for sale (Note 34)	12,594	4,230	16,824
Exchange differences	773	1,037	1,810
At December 31, 2022	(13,098)	(8,942)	(22,040)
Cost, net accumulated depreciation
At December 31, 2021	127,773	30,675	158,448
At December 31, 2022	87,015	21,583	108,598

(1)
Includes an asset impairment charge of certain production equipment at our Landskrona production facility in Sweden for which we have no alternative use, amounting to $5.0 million, of which $4.3 million relates to property, plant and equipment and $0.7 million relates to right of use assets.
(2)
Includes an asset impairment charge related to the YYF Transaction, amounting to $12.0 million. Refer to Note 34 Non-current assets held for sale for details on the YYF Transaction.

Summary of Amounts Recognized in Consolidated Statement of Operations	Amounts recognized in the consolidated statement of operations

	2022	2021	2020
Depreciation and impairment charge of right-of-use assets
Land and buildings	(20,029)	(7,507)	(3,149)
Plant and machinery	(8,147)	(4,982)	(2,981)
Total	(28,176)	(12,489)	(6,130)
Interest expense (included in finance expenses)	(8,144)	(5,026)	(1,462)
Expense relating to short-term leases	(1,302)	(576)	(314)
Expense relating to leases of low-value assets that are not shown above as short-term leases	(310)	(1,605)	(1,984)